Document And Entity Information	6 Months Ended
Jun. 30, 2026
Document Information [Line Items]
Entity Central Index Key	0002080023
Document Type	POS AM
Entity Registrant Name	NORTHSTAR EARTH & SPACE ENTERPRISES, INC.
Entity Address, Address Line One	384 Rue Saint-Jacques
Entity Address, Address Line Two	#300Montreal
Entity Address, City or Town	Québec
Entity Address, Postal Zip Code	H2Y 1S1
City Area Code	(514)
Local Phone Number	595-7474
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Amendment Description	This Post-Effective Amendment No. 3 (this “Amendment”) to Registration Statement No. 333-297008, declared effective as of August 12, 2026 and declared re-effective as of August 31, 2026 (as amended, the “Registration Statement”), is being filed pursuant to Rule 414(d) under the Securities Act of 1933, as amended (the “Securities Act”), by NorthStar Earth & Space Enterprises, Inc. (“NorthStar”), as the successor to Viking Acquisition Corp. I, a Cayman Islands exempted company (“Viking”) to, among other things, (i) set forth additional information to reflect the Continuation (as defined below) and other material changes made in connection with or resulting from the succession, the closing of the Business Combination (as defined below) and as necessary to keep the Registration Statement from being misleading in any material respect, and (ii) provide financial statements and related notes of Viking and NorthStar Earth & Space Inc. (“Legacy NorthStar”). NorthStar expressly adopts Viking’s registration statement on Form F-4 as its own registration statement for purposes of the Securities Act and the Securities Exchange Act of 1934, as amended (the “Exchange Act”)On October 1, 2026 (the “Closing Date”), as contemplated by the Business Combination Agreement (as defined below) and described in the section titled “Proposal No. 2 — The Business Combination Proposal” of the final prospectus and definitive proxy statement of Viking, dated August 10, 2026, and the Post-Effective Amendment No. 1, dated August 24, 2026 (collectively, the “Proxy Statement/Prospectus”) and filed with the U.S. Securities and Exchange Commission (the “SEC”), Viking changed its jurisdiction of incorporation from the Cayman Islands to Canada, as described further below (the “Continuation”), and changed its name to “NorthStar Earth & Space Enterprises, Inc.” NorthStar expressly adopts the Registration Statement, as modified by this Amendment, as its own registration statement for all purposes of the Securities Act and the Exchange Act. For the purposes of this Amendment and the Registration Statement, references to the “Company,” the “Registrant,” “we,” “our,” “us” and similar terms mean, as of any time prior to the Closing Date, Viking, and, as of any time after the Closing Date, NorthStar. The information contained in this Amendment sets forth additional information to reflect the Continuation. All documents filed by the Company under Sections 13(a), 13(c), 14 or 15(d) of the Exchange Act before the effective date of the Continuation will not reflect the change in our jurisdiction of incorporation or capital structureThe Continuation was effected in the manner described in the section of the Registration Statement titled “Proposal No. 1 — The Continuation Proposal.” In the Continuation, Viking deregistered as a Cayman Islands exempted company pursuant to the Cayman Islands Companies Act (As Revised) and continued as a corporation existing under the Canada Business Corporations Act (“CBCA”). Promptly following the Continuation, NorthStar, Legacy NorthStar and Viking NS Amalgamation Corp., a corporation existing under the CBCA and a wholly-owned direct subsidiary of Viking (“NewCo”) effected an arrangement under Section 192 of the CBCA pursuant to which, among other things, NewCo and Legacy NorthStar amalgamated (the “Amalgamation”) to form one corporate entity and NewCo survived the Amalgamation as a wholly-owned subsidiary of NorthStar, and NorthStar changed its corporate name to “NorthStar Earth & Space Enterprises, Inc.”Prior to the Continuation, Viking effected the redemption of Class A ordinary shares of Viking, par value $0.0001 per share (the “Viking Class A Shares”), initially issued in Viking’s initial public offering (the “Viking Public Shares” and the holders of Viking Public Shares, the “Viking Public Shareholders”) that were validly submitted for redemption and not withdrawnIn connection with the closing of the transactions contemplated by the Business Combination Agreement (the “Business Combination”), (A) each outstanding Class A Share converted automatically into one common share of NorthStar, no par value (the “Common Shares”) and (B) each outstanding Class B ordinary share of Viking, par value $0.0001 per share (the “Viking Class B Shares” and, together with the Viking Class A Shares, the “Viking Ordinary Shares”), converted first into a Viking Class A Share and then automatically into one Common ShareTrading of Northstar’s Common Shares and Public Warrants began on the NYSE American LLC (“NYSE American”) on October 2, 2026, under the new ticker symbols “NSTR” and “NSTR.WS,” respectively. Prior to the closing of the Business Combination, the Viking Class A Shares and Viking Warrants (as defined in the Proxy Statement/Prospectus) traded under the ticker symbols “VACI” and “VACI.WT,” respectively, on the New York Stock Exchange. The CUSIP numbers relating to NorthStar’s Common Shares and Public Warrants changed to 666923107 and 666923115, respectively.The rights of holders of Common Shares are now governed by the NorthStar Governing Documents and the CBCA, each of which is described in the Proxy Statement/Prospectus. The Proxy Statement/Prospectus formed part of the Registration StatementThis Amendment sets forth additional information to reflect the Continuation, Amalgamation and other material changes made in connection with or resulting from the succession, the Business Combination contemplated by that certain business combination agreement, dated as of April 16, 2026 (as amended by the Amendment No. 1 to Business Combination Agreement, dated as of May 15, 2026 and Amendment No. 2 to Business Combination Agreement, dated as of July 15, 2026, the “Business Combination Agreement”), by and among Viking, NewCo and Legacy NorthStar, and to keep the Registration Statement from being misleading in any material respect. All documents filed by the Company under Sections 13(a), 13(c), 14 or 15(d) of the Exchange Act before the effective date of the Continuation will not reflect the change in the Company’s jurisdiction of incorporation, and before the effective date of the Business Combination will not reflect the change in the Company’s name or capital structure. On October 7, 2026, NorthStar filed a Report on Form 20-F disclosing the closing of the Business Combination and certain related transactionsThe registration fees were paid at the time of filing of the Registration Statement. Because no additional securities are being registered, no further registration fee is required.
Amendment Flag	true
Entity Incorporation, State or Country Code	E9
Entity Tax Identification Number	00-0000000
Business Contact
Document Information [Line Items]
Entity Address, Address Line One	1025 Post Road
Entity Address, City or Town	Darien
Entity Address, Postal Zip Code	06820
City Area Code	(917)
Local Phone Number	669-2384
Contact Personnel Name	Beth Michelson
Entity Address, State or Province	CT